MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND           Two World Trade Center

LETTER TO THE SHAREHOLDERS June 30, 1998                           New York, New York 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Morgan Stanley Dean Witter California Tax-Free Income Fund for the period ended June 30, 1998.

The deflationary impact of the Asian financial crisis has begun to temper U.S. economic growth. Although employment conditions strengthened in the United States and unemployment declined to its lowest level since 1970, inflation remained subdued. This was primarily the result of improved productivity, lower oil costs and cheaper imports.

Foreign currency turmoil strengthened the value of the U.S. dollar and created demand for U.S. Treasury securities. Municipal bonds followed the trend of Treasuries, with yields declining to a range not seen in over 20 years. The bond market rally was also aided by prospects of the first federal budget surplus in more than two decades.

MUNICIPAL MARKET CONDITIONS

Long-term insured index yields stood at 5.20 percent at the end of June 1998. Since the beginning of the year index yields have ranged from


                            BOND YIELDS 1994 - 1998

       30-Year Insured               30-Year U.S.                 Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994        5.4%                         6.34%                              85.17%
            5.4                          6.24                               86.54
            5.8                          6.66                               87.09
            6.4                          7.09                               90.27
            6.35                         7.32                               86.75
            6.25                         7.43                               84.12
            6.5                          7.61                               85.41
            6.25                         7.39                               84.57
            6.3                          7.45                               84.56
            6.55                         7.81                               83.87
            6.75                         7.96                               84.8
            7                            8.00                               87.5
            6.75                         7.88                               85.66
1995        6.4                          7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.2                          7.34                               84.47
            5.8                          6.66                               87.09
            6.1                          6.62                               92.15
            6.1                          6.86                               88.92
            6                            6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.5                          6.14                               89.58
            5.35                         5.94                               90.07
1996        5.4                          6.03                               89.55
            5.6                          6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.9                          6.89                               85.63
            5.85                         6.97                               83.93
            5.9                          7.11                               82.98
            5.7                          6.93                               82.25
            5.65                         6.64                               85.09
            5.5                          6.35                               86.61
            5.6                          6.63                               84.46
1997        5.7                          6.79                               83.95
            5.65                         6.80                               83.09
            5.9                          7.10                               83.1
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.6                          6.78                               82.6
            5.3                          6.30                               84.13
            5.5                          6.61                               83.21
            5.4                          6.40                               84.38
            5.35                         6.15                               86.99
            5.3                          6.05                               87.6
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.2                          5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.2                          5.80                               89.66
            5.2                          5.65                               92.04


Source:  Municipal Market Data

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND a low of 5.15 percent in January to 5.35 percent in April. Insured index yields were as high as 5.60 percent in June 1997.

The overall decline in interest rates led to an increase in new-issue municipal volume. In contrast, U.S. Treasury borrowing needs have shrunk with the decline in the budget deficit. Under these conditions the municipal rally lagged the rally in Treasuries. The ratio of municipal yields to Treasury yields improved from 83 percent in June 1997 to over 90 percent this June. A rising ratio means that municipals have underperformed Treasuries and have become more attractive on a relative basis.

For the year-to-date, total municipal volume of $141 billion is up 50 percent from the same period last year. Underwriting was led by the record $3.4 billion Long Island Power Authority issue. Half the underwritings were enhanced with bond insurance. Refundings represented nearly one-third of total new issues. California new-issue underwriting accounted for 12 percent of national volume.

PERFORMANCE

For the six-month period ended June 30, 1998 Morgan Stanley Dean Witter California Tax-Free Income Fund's Class A, B, C and D Shares produced total returns of 2.28 percent, 2.26 percent, 1.95 percent and 2.09 percent, respectively. Performance of the Fund's share classes varies because of differing expenses. Over the same period, the Lehman Brothers Municipal Bond Index posted a total return of 2.69 percent, while the Lipper Analytical Services, Inc. California Municipal Debt Funds Index registered a total return of 2.45 percent. The Fund's net assets exceeded $903 million.

PORTFOLIO STRUCTURE

During the past six months portfolio duration, a measure of sensitivity to interest rate changes, was extended from 6.8 years to 7.5 years. This was primarily accomplished by selling refunded bonds to purchase new issues. Refunded bonds were reduced from 19 percent to 9 percent of net assets.

Investments were diversified among 12 long-term sectors and 66 credits. Throughout the period, high credit quality was maintained with over 75 percent of its long-term holdings rated double or triple "A." The average maturity of the portfolio was 18 years. As illustrated in the accompanying chart the distribution of call dates produced 8 years of weighted average call protection.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

LARGEST SECTORS AS OF JUNE 30, 1998
(% OF NET ASSETS)

TRANSPORTATION                                           21%
WATER & SEWER                                            17%
ELECTRIC                                                 10%
REFUNDED                                                  9%
GENERAL OBLIGATION                                        6%
HOSPITAL                                                  6%
TAX ALLOCATION                                            6%
IDR/PCR*                                                  5%
MORTGAGE                                                  5%
PUBLIC FACILITIES                                         5%
ALL OTHERS                                               10%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE


CREDIT RATING AS OF JUNE 30, 1998
(% OF TOTAL LONG-TERM PORTFOLIO)

Aaa or AAA                  63%
Aa or AA                    13%
A or A                      12%
Baa or BBB                  12%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


CALL STRUCTURE AS OF JUNE 30, 1998
(% OF TOTAL LONG-TERM PORTFOLIO)
PERCENT CALLABLE

WEIGHTED AVERAGE
CALL PROTECTION: 8 YEARS
YEARS BONDS CALLABLE                      PERCENT CALLABLE
        1998                                      0%
        1999                                      5%
        2000                                      1%
        2001                                      7%
        2002                                     10%
        2003                                     13%
        2004                                      4%
        2005                                     17%
        2006                                      6%
        2007                                      7%
        2008                                     16%
        2009+                                    14%


PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

LOOKING AHEAD

The economic fundamentals are in place for another year of solid economic growth in the United States. Events in Asia have strengthened the U.S. dollar and contributed to lower interest rates. Furthermore, the Asian financial crisis seems likely to continue to moderate inflationary pressures and provide a favorable environment for municipal bonds. The Federal Reserve Board remains sensitive to the risk of an acceleration in labor costs but has maintained its neutral stance.

We appreciate your ongoing support of Morgan Stanley Dean Witter California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (92.7%)
            General Obligation (5.8%)
            California,
$  5,000     Ser 1990...................................................  7.00 %   08/01/07    $ 5,948,250
   5,000     Ser 1990...................................................  7.00     08/01/08      6,004,250
   2,000     Ser AT.....................................................  9.50     02/01/10      2,879,200
   2,400     Veterans Ser BH (AMT) (FSA)................................  5.40     12/01/16      2,442,912
  10,000     Various Purpose Dtd 04/01/93 (FSA).........................  5.50     04/01/19     10,259,700
  13,000     Ser 1996 (AMBAC)...........................................  5.25     06/01/21     13,019,370
   3,000     Veterans Ser BD, BE & BF (AMT) (AMBAC).....................  6.375    02/01/27      3,065,490
            Santa Margarita/Dana Point Authority,
   4,500     Impr Dists #2, 2A, 3 & 4 1997 Ser A (AMBAC)................  5.125    08/01/18      4,463,550
   4,000     Impr Dists #3, 3A, 4 & 4A 1994 Ser B Refg (MBIA)...........  5.75     08/01/20      4,208,200
--------                                                                                       -----------
  48,900                                                                                        52,290,922
--------                                                                                       -----------

            Educational Facilities Revenue (4.0%)
            California Educational Facilities Authority,
   6,000     University of San Diego Ser 1998 (AMBAC)...................  5.00     10/01/22      5,859,420
   2,000     University of Southern California 1997 Ser A...............  5.70     10/01/15      2,145,220
   5,975     University of Southern California 1997 Ser C...............  5.125    10/01/28      5,897,564
   4,000    California Public Works Board, University of California 1997
             Ser C (AMBAC)..............................................  5.125    09/01/22      3,953,280
            California Statewide Communities Development Authority,
   3,400     Gemological Institute of America COPs (Connie Lee).........  6.00     05/01/20      3,633,070
   4,100     Gemological Institute of America COPs (Connie Lee).........  6.00     05/01/25      4,381,055
  10,000    University of California, Multiple Purpose Refg Ser 1993 C
            (AMBAC).....................................................  5.125    09/01/18      9,930,900
--------                                                                                       -----------
  35,475                                                                                        35,800,509
--------                                                                                       -----------

            Electric Revenue (9.6%)
  13,000    Los Angeles Department of Water & Power, Second Issue of
             1993 (Secondary AMBAC).....................................  5.40     11/15/13     13,386,100
   5,000    Northern California Power Agency, Hydro #1 1993 Refg Ser A
             (MBIA).....................................................  5.50     07/01/16      5,146,200
            Sacramento Municipal Utility District,
   5,700     Refg 1994 Ser H (MBIA).....................................  5.75     01/01/11      6,133,143
  26,000     Refg 1992 Ser A (FGIC).....................................  6.30     08/15/18     28,270,060
            Southern California Public Power Authority,
   7,000     Mead-Adelanto 1994 Ser A...................................  5.15     07/01/15      7,199,080
   1,750     Transmission Refg Ser 1988 (FGIC)..........................  0.00     07/01/06      1,230,478
   5,000    Turlock Irrigation District, Refg 1998 Ser A (MBIA).........  5.00     01/01/26      4,875,950
            Puerto Rico Electric Power Authority,
   9,000     Power Ser O................................................  5.00     07/01/12      8,982,000
   9,000     Power Ser X................................................  6.125    07/01/21      9,859,500
   2,000     Power Ser X................................................  5.50     07/01/25      2,041,900
--------                                                                                       -----------
  83,450                                                                                        87,124,411
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Hospital Revenue (5.9%)
 $10,000    Antelope Valley Healthcare District Refg Ser 1997 A (FSA)...  5.20 %   01/01/20    $ 9,948,700
            Bakersfield,
   1,750     Bakersfield Memorial Hospital Ser 1992 A...................  6.375    01/01/12      1,853,565
   2,000     Bakersfield Memorial Hospital Ser 1992 A...................  6.50     01/01/22      2,118,340
            California Health Facilities Financing Authority,
   5,000     Stanford Health Care 1998 Ser A (FSA)......................  5.00     11/15/28      4,847,850
   3,500     Sutter/CHS Ser 1996 A (MBIA)...............................  5.875    08/15/16      3,769,605
            Duarte,
   3,000     City of Hope National Medical Center Ser 1993 COPs.........  5.50     04/01/01      3,095,460
   4,000     City of Hope National Medical Center Ser 1993 COPs.........  6.25     04/01/23      4,240,640
   7,500    Madera County, Valley Children's Hospital Ser 1995 COPs
             (MBIA).....................................................  6.50     03/15/15      8,876,550
            Rancho Mirage Joint Powers Financing Authority,
   3,000     Eisenhower Medical Center Ser 1997 A COPs (MBIA)...........  5.25     07/01/12      3,096,210
   4,000     Eisenhower Medical Center Ser 1997 A COPs (MBIA)...........  5.25     07/01/17      4,029,920
   7,000    University of California, UCLA Medical Center Refg Ser 1994
             (MBIA).....................................................  5.50     12/01/14      7,240,730
--------                                                                                       -----------
  50,750                                                                                        53,117,570
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (4.6%)
            California Pollution Control Financing Authority,
   5,000     Atlantic Richfield Co Ser 1996 A...........................  5.00     04/01/08      5,175,300
   3,000     San Diego Gas and Electric Co 1996 Ser A...................  5.90     06/01/14      3,304,290
   5,000     Southern California Edison Co 1988 Ser A (AMT).............  6.90     09/01/06      5,252,850
  10,000     Southern California Edison Co 1987 Ser D...................  6.85     12/01/08     10,495,400
  10,000     Southern California Edison Co 1992 Ser B (AMT).............  6.40     12/01/24     10,746,400
   5,000     Waste Management Inc 1991 Ser A (AMT)......................  7.15     02/01/11      5,407,300
   1,400    Intermodal Container Transfer Facility Joint Powers
             Authority, Southern Pacific Transportation Co 1989 Ser A...  7.70     11/01/14      1,479,884
--------                                                                                       -----------
  39,400                                                                                        41,861,424
--------                                                                                       -----------

            Mortgage Revenue - Single Family (5.3%)
            California Housing Finance Agency,
   9,000     Home 1995 Ser J (AMBAC)....................................  6.00     08/01/17      9,515,610
   4,715     Home 1989 Ser A............................................  7.75     08/01/17      4,912,417
   7,000     Purchase 1995 Ser B-2 (AMT)................................  6.30     08/01/24      7,427,210
   6,620     Home 1995 Ser M (AMT) (MBIA)...............................  6.15     08/01/27      6,987,344
   8,275     Home 1995 Ser K (AMT) (AMBAC)..............................  6.25     08/01/27      8,774,396
   3,915     Home 1991 Ser G (AMT)......................................  7.05     08/01/27      4,138,468
            California Rural Home Financing Authority,
   2,320     1997 Ser D-CL 5 (AMT)......................................  6.70     05/01/29      2,603,318
   2,000     GNMA-Backed 1998 Ser A (AMT)...............................  5.75     12/01/29      2,179,000
            Puerto Rico Housing Finance Corporation,
     675     Portfolio One GNMA-Backed Ser B............................  7.65     10/15/22        716,054
     665     Portfolio One GNMA-Backed Ser C............................  6.85     10/15/23        710,553
--------                                                                                       -----------
  45,185                                                                                        47,964,370
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (4.6%)
            Anaheim Public Financing Authority,
$  4,000     Sub 1997 Ser C (FSA).......................................  6.00 %   09/01/16    $ 4,509,480
  20,000    Sub 1997 Ser C (FSA)........................................  0.00     09/01/26      4,607,400
  10,000    Beverly Hills Public Financing Authority, 1993 Refg Ser A
             (MBIA).....................................................  5.65     06/01/15     10,420,900
   5,000    California Public Works Board, Department of Corrections
             1998 Ser B (MBIA)..........................................  5.00     09/01/21      4,885,600
   9,500    Los Angeles County, Public Properties Refg of 1987 COPs.....  0.00     04/01/04      6,641,545
  10,000    San Jose Financing Authority, Convention Center Refg 1993
             Ser C......................................................  6.375    09/01/13     10,671,900
--------                                                                                       -----------
  58,500                                                                                        41,736,825
--------                                                                                       -----------

            Tax Allocation Revenue (6.1%)
   5,000    Fountain Valley Agency for Community Development, 1985
             Industrial Area............................................  9.10     01/01/15      5,132,200
            Garden Grove Community Development Agency,
   5,000     Refg Issue of 1993.........................................  5.70     10/01/13      5,164,250
   6,000     Refg Issue of 1993.........................................  5.875    10/01/23      6,190,380
  25,500    Long Beach Financing Authority, Ser 1992 (AMBAC)............  6.00     11/01/17     28,839,990
   9,035    Pleasanton Joint Powers Financing Authority, Reassessment
             1993 Ser A.................................................  6.15     09/02/12      9,702,596
--------                                                                                       -----------
  50,535                                                                                        55,029,416
--------                                                                                       -----------

            Transportation Facilities Revenue (21.2%)
  15,000    Foothills/Eastern Transportation Corridor Agency, Toll Road
             Sr. Lien Ser 1995 A........................................  6.00     01/01/34     15,879,600
            Long Beach,
   5,000     Harbor Refg Ser 1998 A (AMT) (FGIC)........................  6.00     05/15/17      5,586,350
   9,000     Harbor Refg Ser 1998 A (AMT) (FGIC)......................... 6.00     05/15/18     10,052,010
   3,000     Harbor Refg Ser 1998 A (AMT) (FGIC)........................  6.00     05/15/19      3,360,720
  20,000     Harbor Ser 1995 (AMT) (MBIA)**.............................  5.25     05/15/25     19,998,800
  10,000    Los Angeles, Department of Airports Refg 1985 Ser A
             (FGIC).....................................................  5.50     05/15/09     10,634,400
  20,000    Los Angeles County Transportation Commission, Sales Tax Ser
             1991 B.....................................................  6.50     07/01/13     21,444,200
   5,000    Orange County, Airport Refg Ser 1997 (MBIA) (AMT)...........  5.50     07/01/11      5,283,350
  20,000    San Diego County Regional Transportation Commission, Sales
             Tax 1994 Ser A (FGIC)......................................  4.75     04/01/08     20,469,200
            San Francisco Airports Commission, San Francisco Int'l
             Airport
   5,000     Second Ser Refg Issue 4 (MBIA).............................  6.00     05/01/20      5,405,250
  13,970    Second Ser Issue 15 B (MBIA)................................  4.50     05/01/25     12,637,541
            San Francisco Bay Area Rapid Transit District,
   5,000     Sales Tax Ser 1995 (FGIC)..................................  5.50     07/01/15      5,189,950
   2,305     Sales Tax Ser 1995 (FGIC)..................................  5.50     07/01/20      2,372,583
  10,000     Sales Tax Ser 1998 (AMBAC).................................  4.75     07/01/23      9,427,700
            San Joaquin Hills Transportation Corridor Agency,
   6,000     Toll Road Refg Ser 1997 A (MBIA)...........................  0.00     01/15/15      2,595,720
  10,000     Toll Road Refg Ser 1997 A (MBIA)...........................  0.00     01/15/26      2,380,400
  13,450     Toll Road Refg Ser 1997 A (MBIA)...........................  5.25     01/15/30     13,471,251
  10,000     Toll Road Refg Ser 1997 A (MBIA)...........................  0.00     01/15/31      1,834,300
  10,000     Toll Road Senior Lien......................................  5.00     01/01/33      9,527,100
  15,000    Puerto Rico Highway & Transportation Authority, Ser 1998
             A..........................................................  4.75     07/01/38     14,107,800
--------                                                                                       -----------
 207,725                                                                                       191,658,225
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Water & Sewer Revenue (16.5%)
$  6,870    California Department of Water Resources, Central Valley Ser
             J-2........................................................  6.125%   12/01/13    $ 7,264,338
   8,000    Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)......  6.00     08/01/18      8,634,240
   6,000    Central Coast Water Authority, Refg Ser 1996 A (AMBAC)......  5.00     10/01/16      5,956,980
  10,000    Contra Costa Water District, Ser G (MBIA)...................  5.50     10/01/19     10,313,400
            East Bay Municipal Utility District,
  11,000     Water Refg Ser 1992........................................  6.00     06/01/20     11,693,440
  15,000     Water Ser 1998 (MBIA) (WI).................................  4.75     06/01/34     13,975,650
  10,000    Eastern Municipal Water District, Water & Sewer Refg Ser
             1998 A COPs (FGIC).........................................  4.75     07/01/23      9,427,700
   5,745    Los Angeles, Wastewater Ser 1990............................  7.10     06/01/18      6,013,636
  15,000    Los Angeles County Sanitation Districts Financing Authority,
             1993 Ser A.................................................  5.375    10/01/13     15,466,200
  15,000    Metropolitan Water District of Southern California,
            Waterworks 1997 Ser A.......................................  5.00     07/01/26     14,603,250
  10,000    San Diego, Sewer 1993 Ser A.................................  5.25     05/15/20      9,999,400
            San Diego County Water Authority,
   1,500     Refg Ser 1997 A............................................  4.75     05/01/18      1,425,885
   3,650     Refg Ser 1997 A............................................  4.75     05/01/20      3,455,090
  10,000    San Diego Public Facilities Financing Authority, Sewer Ser
             1995 (FGIC)................................................  5.00     05/15/25      9,739,800
            San Francisco Public Utilities Commission,
   5,750     Water 1992 Refg Ser A......................................  6.00     11/01/15      6,097,530
  10,870     Water 1996 Ser A...........................................  5.00     11/01/21     10,620,425
   5,000    Stockton Wastewater, 1998 Ser A COPs (MBIA).................  5.00     09/01/23      4,873,850
--------                                                                                       -----------
 149,385                                                                                       149,560,814
--------                                                                                       -----------

            Other Revenue (0.6%)
   5,000    Orange County Community Facilities District #86-2, Rancho
--------     Santa Margarita Ser A of 1990..............................  7.65     08/15/17      5,421,300
                                                                                               -----------

            Refunded (8.5%)
  20,000    Desert Hospital District, Desert Hospital Corp Ser 1992 COPs
             (FSA)......................................................  6.392    07/28/02+    22,072,400
            Los Angeles Convention & Exhibition Center Authority,
  10,000     Ser 1985 COPs..............................................  9.00     12/01/05+    13,002,500
  14,000     Ser 1985 COPs..............................................  9.00     12/01/05+    18,203,500
   5,400    Los Angeles County, 1991 Master Refg COPs...................  6.708    05/01/01+     5,891,940
   8,000    San Diego County Water Authority, Ser 1991-B COPs (MBIA)....  6.30     04/27/06+     9,176,000
            Southern California Public Power Authority,
   5,000     Palo-Verde 1993 Ser A (AMBAC) (ETM)........................  5.00     07/01/15      4,962,750
   5,250     Transmission Refg Ser 1988 A (FGIC) (ETM)..................  0.00     07/01/06      3,679,882
--------                                                                                       -----------
  67,650                                                                                        76,988,972
--------                                                                                       -----------
 841,955    TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $781,093,282)......   838,554,758
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS June 30, 1998 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
             (7.3%)
$ 13,700    California Economic Development Financing Authority,
             California Independent System Operator Corp 1998 Ser A
             (Demand 07/01/98)..........................................  3.50*%   04/01/08    $13,700,000
  11,800    California Pollution Control Financing Authority, Pacific
             Gas & Electric Co Ser 1996 F (Demand 07/01/98).............  3.50*    11/01/26     11,800,000
  10,700    California Statewide Communities Development Authority, John
             Muir/Mt Diablo Health Ser 1997 COPs (AMBAC) (Demand
             07/01/98)..................................................  3.55*    08/15/27     10,700,000
  29,500    Newport Beach, Hoag Memorial Hospital/Presbytarian Ser 1992
--------     (Demand 07/01/98)..........................................  3.60*    10/01/22     29,500,000
                                                                                               -----------
  65,700    TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS
--------
            (Identified Cost $65,700,000)...................................................    65,700,000
                                                                                               -----------

$907,655    TOTAL INVESTMENTS (Identified Cost $846,793,282) (a)....................  100.0%   904,254,758
========

            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS..........................   (0.0)      (324,241)
                                                                                      -----    -----------

            NET ASSETS..............................................................  100.0%  $903,930,517
                                                                                      =====    ===========

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    WI      Security purchased on a "when-issued" basis.
    +       Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
    **      A portion of this securtiy is segregated in connection with the purchase of a "when-issued" security.
   (a)      The aggregate cost for federal income tax purposes
            approximates identified cost. The aggregate gross unrealized appreciation is $58,382,036 and the aggregate gross
            unrealized depreciation is $920,560, resulting in net
            unrealized appreciation of $57,461,476.

Bond Insurance:
---------------
  AMBAC     AMBAC Indemnity Corporation.
Connie Lee  Connie Lee Insurance Company.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $846,793,282)..........  $904,254,758
Cash.....................................       930,836
Receivable for:
    Interest.............................    12,873,822
    Investments sold.....................     9,653,079
    Shares of beneficial interest sold...     2,139,601
Prepaid expenses and other assets........        16,254
                                           ------------
    TOTAL ASSETS.........................   929,868,350
                                           ------------
LIABILITIES:
Payable for:
    Investments purchased................    23,958,369
    Plan of distribution fee.............       593,081
    Shares of beneficial interest
     repurchased.........................       458,750
    Investment management fee............       423,483
    Dividends and distributions to
     shareholders........................       402,222
Accrued expenses and other payables......       101,928
                                           ------------
    TOTAL LIABILITIES....................    25,937,833
                                           ------------
    NET ASSETS...........................  $903,930,517
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in-capital..........................  $830,519,293
Net unrealized appreciation..............    57,461,476
Accumulated undistributed net realized
 gain....................................    15,949,748
                                           ------------
    NET ASSETS...........................  $903,930,517
                                           ============
CLASS A SHARES:
Net Assets...............................    $2,290,839
Shares Outstanding (unlimited authorized,
 $.01 par value).........................       177,891
    NET ASSET VALUE PER SHARE............        $12.88
                                           ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net
     asset value)........................        $13.45
                                           ============
CLASS B SHARES:
                                           $893,669,069
Net Assets...............................
Shares Outstanding (unlimited authorized,    69,243,978
 $.01 par value).........................
    NET ASSET VALUE PER SHARE............        $12.91
                                           ============
CLASS C SHARES:
                                             $7,751,815
Net Assets...............................
Shares Outstanding (unlimited authorized,       600,834
 $.01 par value).........................
    NET ASSET VALUE PER SHARE............        $12.90
                                           ============
CLASS D SHARES:
                                               $218,794
Net Assets...............................
Shares Outstanding (unlimited authorized,        16,995
 $.01 par value).........................
    NET ASSET VALUE PER SHARE............        $12.87
                                           ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 1998
 (unaudited)
NET INVESTMENT INCOME:

INTEREST INCOME...........................  $24,785,884
                                            -----------

EXPENSES
Investment management fee.................    2,409,006
Plan of distribution fee (Class A
 shares)..................................        2,076
Plan of distribution fee (Class B
 shares)..................................    1,401,996
Plan of distribution fee (Class C
 shares)..................................       19,810
Transfer agent fees and expenses..........      121,424
Professional fees.........................       30,214
Shareholder reports and notices...........       28,290
Custodian fees............................       18,455
Trustees' fees and expenses...............        9,941
Other.....................................       17,342
                                            -----------

    TOTAL EXPENSES........................    4,058,554

Less: expense offset......................      (18,407)
                                            -----------
    NET EXPENSES..........................    4,040,147
                                            -----------
    NET INVESTMENT INCOME.................   20,745,737
                                            -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.........................   15,949,796
Net change in unrealized appreciation.....  (16,233,773)
                                            -----------

    NET LOSS..............................     (283,977)
                                            -----------

NET INCREASE..............................  $20,461,760
                                            ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                     FOR THE SIX
                                                     MONTHS ENDED      FOR THE YEAR
                                                       JUNE 30,           ENDED
                                                         1998       DECEMBER 31, 1997*
--------------------------------------------------------------------------------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..............................  $20,745,737       $ 41,943,761
Net realized gain..................................   15,949,796            917,033
Net change in unrealized appreciation..............  (16,233,773)        23,634,172
                                                     ------------      ------------

    NET INCREASE...................................   20,461,760         66,494,966
                                                     ------------      ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income
    Class A shares.................................      (38,811)            (2,074)
    Class B shares.................................  (20,594,359)       (41,903,238)
    Class C shares.................................     (108,263)           (38,101)
    Class D shares.................................       (4,304)              (348)

Net realized gain
    Class A shares.................................       (1,560)                --
    Class B shares.................................     (605,717)                --
    Class C shares.................................       (4,857)                --
    Class D shares.................................         (149)                --
                                                     ------------      ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS..............  (21,358,020)       (41,943,761)
                                                     ------------      ------------

Net decrease from transactions in shares of
 beneficial interest...............................  (14,477,272)       (80,949,361)
                                                     ------------      ------------

    NET DECREASE...................................  (15,373,532)       (56,398,156)

NET ASSETS:
Beginning of period................................  919,304,049        975,702,205
                                                     ------------      ------------

    END OF PERIOD..................................  $903,930,517      $919,304,049
                                                     ============      ============

---------------------

* Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund"), formerly Dean Witter California Tax-Free Income Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 1998.

During the six months ended June 30, 1998, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $1,769,752.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $407,027 and $833, respectively and received $16,504 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1998 aggregated $106,084,155 and $176,238,352, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $9,500.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS June 30, 1998 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,101. At June 30, 1998, the Fund had an accrued pension liability of $48,999 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX                 FOR THE YEAR
                                                                    MONTHS ENDED                     ENDED
                                                                    JUNE 30, 1998             DECEMBER 31, 1997*
                                                              -------------------------   ---------------------------
                                                                     (unaudited)
                                                                SHARES        AMOUNT        SHARES         AMOUNT
                                                              ----------   ------------   -----------   -------------
CLASS A SHARES
Sold........................................................      86,575   $  1,119,146        91,032   $   1,171,264
Reinvestment of dividends and distributions.................         389          4,994            98           1,257
Redeemed....................................................        (203)        (2,610)           --              --
                                                              ----------   ------------   -----------   -------------
Net increase - Class A......................................      86,761      1,121,530        91,130       1,172,521
                                                              ----------   ------------   -----------   -------------
CLASS B SHARES
Sold........................................................   3,278,913     42,315,891     5,189,823      65,387,817
Reinvestment of dividends and distributions.................     836,682     10,761,994     1,737,487      21,926,214
Redeemed....................................................  (5,656,531)   (72,993,395)  (13,733,885)   (173,042,410)
                                                              ----------   ------------   -----------   -------------
Net decrease - Class B......................................  (1,540,936)   (19,915,510)   (6,806,575)    (85,728,379)
                                                              ----------   ------------   -----------   -------------
CLASS C SHARES
Sold........................................................     324,624      4,183,190       279,066       3,558,314
Reinvestment of dividends and distributions.................       6,481         83,346         2,255          28,911
Redeemed....................................................      (9,628)      (124,996)       (1,964)        (25,237)
                                                              ----------   ------------   -----------   -------------
Net increase - Class C......................................     321,477      4,141,540       279,357       3,561,988
                                                              ----------   ------------   -----------   -------------
CLASS D SHARES
Sold........................................................      13,489        174,684         3,442          44,176
Reinvestment of dividends and distributions.................          38            484            26             333
                                                              ----------   ------------   -----------   -------------
Net increase - Class D......................................      13,527        175,168         3,468          44,509
                                                              ----------   ------------   -----------   -------------
Net decrease in Fund........................................  (1,119,171)  $(14,477,272)   (6,432,620)  $ (80,949,361)
                                                              ==========   ============   ===========   =============

---------------------
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through December 31, 1997.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX                       FOR THE YEAR ENDED DECEMBER 31,
                                              MONTHS ENDED       ----------------------------------------------------------------
                                              JUNE 30, 1998       1997*          1996          1995          1994          1993
---------------------------------------------------------------------------------------------------------------------------------
                                               (unaudited)
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........     $12.92           $12.57        $12.92        $11.87        $13.31        $12.70
                                                 ------           ------        ------        ------        ------        ------

Net investment income.......................       0.29             0.57          0.58          0.61          0.64          0.67

Net realized and unrealized gain (loss).....         --             0.35         (0.21)         1.13         (1.42)         0.70
                                                 ------           ------        ------        ------        ------        ------

Total from investment operations............       0.29             0.92          0.37          1.74         (0.78)         1.37
                                                 ------           ------        ------        ------        ------        ------

Less dividends and distributions from:
 Net investment income......................      (0.29)           (0.57)        (0.58)        (0.61)        (0.64)        (0.67)
 Net realized gain..........................      (0.01)              --         (0.14)        (0.08)        (0.02)        (0.09)
                                                 ------           ------        ------        ------        ------        ------

Total dividends and distributions...........      (0.30)           (0.57)        (0.72)        (0.69)        (0.66)        (0.76)
                                                 ------           ------        ------        ------        ------        ------

Net asset value, end of period..............     $12.91           $12.92        $12.57        $12.92        $11.87        $13.31
                                                 ======           ======        ======        ======        ======        ======

TOTAL INVESTMENT RETURN+....................       2.26%(2)         7.51%         3.13%        14.96%        (5.97)%       10.97%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................       0.90%(3)         1.33%         1.32%(1)      1.33%         1.32%         1.27%

Net investment income.......................       4.60%(3)         4.51%         4.66%         4.90%         5.10%         5.03%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions......       $894             $914          $976        $1,055        $1,008        $1,190

Portfolio turnover rate.....................         12%(2)           15%           11%           23%           12%           10%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%.
(2)  Not annualized.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

                                                                               FOR THE PERIOD
                                                               FOR THE SIX     JULY 28, 1997*
                                                              MONTHS ENDED         THROUGH
                                                              JUNE 30, 1998   DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------
                                                               (unaudited)

CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................     $12.89             $12.80
                                                                 ------             ------
Net investment income.......................................       0.30               0.27
Net realized and unrealized gain............................         --               0.09
                                                                 ------             ------
Total from investment operations............................       0.30               0.36
                                                                 ------             ------
Less dividends and distributions from:
 Net investment income......................................      (0.30)             (0.27)
 Net realized gain..........................................      (0.01)                --
                                                                 ------             ------
Total dividends and distributions...........................      (0.31)             (0.27)
                                                                 ------             ------
Net asset value, end of period..............................     $12.88             $12.89
                                                                 ======             ======
TOTAL INVESTMENT RETURN+....................................       2.28%(1)           2.82%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................       0.82%(2)           0.78%(2)
Net investment income.......................................       4.59%(2)           4.47%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $2,291                  $1,175
Portfolio turnover rate.....................................         12%(1)             15%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................     $12.92             $12.80
                                                                 ------             ------
Net investment income.......................................       0.27               0.23
Net realized and unrealized gain (loss).....................      (0.01)              0.12
                                                                 ------             ------
Total from investment operations............................       0.26               0.35
                                                                 ------             ------
Less dividends and distributions from:
 Net investment income......................................      (0.27)             (0.23)
 Net realized gain..........................................      (0.01)                --
                                                                 ------             ------
Total dividends and distributions...........................      (0.28)             (0.23)
                                                                 ------             ------
Net asset value, end of period..............................     $12.90             $12.92
                                                                 ======             ======
TOTAL INVESTMENT RETURN+....................................       1.95%(1)           2.80%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................       1.33%(2)           1.31%(2)
Net investment income.......................................       4.10%(2)           4.24%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................     $7,752             $3,610
Portfolio turnover rate.....................................         12%(1)             15%

---------------------
 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

                                                                               FOR THE PERIOD
                                                               FOR THE SIX     JULY 28, 1997*
                                                              MONTHS ENDED         THROUGH
                                                              JUNE 30, 1998   DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------
                                                               (unaudited)

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period........................     $12.92            $12.80
                                                                 ------            ------

Net investment income.......................................       0.31              0.28

Net realized and unrealized gain (loss).....................      (0.04)             0.12
                                                                 ------            ------

Total from investment operations............................       0.27              0.40
                                                                 ------            ------

Less dividends and distributions from:
 Net investment income......................................      (0.31)            (0.28)
 Net realized gain..........................................      (0.01)               --
                                                                 ------            ------

Total dividends and distributions...........................      (0.32)            (0.28)
                                                                 ------            ------

Net asset value, end of period..............................     $12.87            $12.92
                                                                 ======            ======

TOTAL INVESTMENT RETURN+....................................       2.09%(1)          3.18%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................       0.58%(2)          0.60%(2)

Net investment income.......................................       4.85%(2)          5.34%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $219               $45

Portfolio turnover rate.....................................         12%(1)            15%

---------------------
 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048






The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
CALIFORNIA
TAX-FREE
INCOME FUND


[PHOTO]


SEMIANNUAL REPORT
JUNE 30, 1998